[Janus Logo]

                         Janus Retirement Advantage(R)
                         Variable Annuity

                                             Issued Through
                                      WRL SERIES ANNUITY ACCOUNT B
                                                   By
                               WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                                       PROSPECTUS

                                       MAY 1, 1999

                         This prospectus gives you important information about the Janus Retirement Advantage, a flexible payment variable accumulation deferred annuity. Please read this prospectus and the prospectus for the Janus Aspen Series before you invest and keep them for future reference. This Contract is available to individuals and can be used with individual retirement plans.

                          You can put your money into 12 investment choices: a
                         fixed account and 11 subaccounts of the WRL Series Annuity Account B. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio of the Janus Aspen Series. Your investments in the Janus portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

                         The 11 portfolios we currently offer through the subaccounts under this Contract are:

                                          JANUS ASPEN SERIES

                            Growth Portfolio           Equity Income Portfolio
                            Aggressive Growth          Growth and Income
                            Portfolio                  Portfolio
                            Capital Appreciation       Flexible Income Portfolio
                            Portfolio                  High-Yield Portfolio
                            International Growth       Money Market Portfolio
                            Portfolio
                            Worldwide Growth Portfolio
                            Balanced Portfolio

                         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JANUS LOGO]

          1-800-504-4440
          P.O. Box 173401
          Denver, Colorado 80217-3401
          janus.com

If you would like more information about the Janus Retirement Advantage, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at 1-800-504-4440 or write us at: Western Reserve, P.O. Box 9052, Clearwater, Florida 33758-9052. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE JANUS PORTFOLIOS:
- ARE NOT BANK DEPOSITS
- ARE NOT FEDERALLY INSURED
- ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
- ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
- INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

              Investment Company Act File No. 000-0000

  0000

                     Table - of contents

                DEFINITIONS OF SPECIAL TERMS....................    3
                SUMMARY.........................................    6
                ANNUITY CONTRACT FEE TABLE......................   12
                EXAMPLE.........................................   13
                 1. THE ANNUITY CONTRACT........................   14
                 2. ANNUITY PAYMENTS (THE INCOME PHASE).........   15
                     Annuity Payment Options....................   15
                     Fixed Annuity Options......................   17
                     Variable Annuity Options...................   18
                 3. PURCHASE....................................   20
                     Contract Issue Requirements................   20
                     Purchase Payments..........................   20
                     Initial Purchase Requirements..............   20
                     Additional Purchase Payments...............   21
                     Maximum Annual Purchase Payments...........   21
                     Allocation of Purchase Payments............   22
                     Annuity Value..............................   22
                     Accumulation Units.........................   22
                 4. INVESTMENT CHOICES..........................   24
                     The Separate Account.......................   24
                     Janus Aspen Series.........................   24
                     The Fixed Account..........................   24
                     Transfers..................................   25
                     Systematic Exchanges.......................   27
                     Asset Rebalancing Program..................   27
                     Telephone Transactions.....................   28
                 5. EXPENSES....................................   29
                     Surrenders and Partial Withdrawals.........   29
                     Mortality and Expense Risk Charge..........   29
                     Administrative Charge......................   29
                     Annual Contract Charge.....................   29
                     Premium Taxes..............................   30
                     Federal, State and Local Taxes.............   30
                     Transfer Charge............................   30
                     Portfolio Management Fees..................   31


                                                            Table of contents  1

                 6. TAXES.......................................   32
                     Annuity Contracts in General...............   32
                     Qualified and Non-Qualified Contracts......   32
                     Withdrawals - Non-Qualified Contracts......   33
                     Withdrawals - Qualified Contracts..........   34
                     Diversification and Distribution
                       Requirements.............................   34
                     Multiple Contracts.........................   34
                     Partial Withdrawals and Surrenders
                       - Qualified Contracts ...................   35
                     Taxation of Death Benefit Proceeds.........   35
                     Annuity Payments...........................   36
                     Transfers, Assignments or Exchanges of
                       Contracts................................   37
                     Possible Tax Law Changes...................   37
                 7. ACCESS TO YOUR MONEY........................   38
                     Surrenders and Withdrawals.................   38
                     Delay of Payment and Transfers.............   39
                     Systematic Partial Withdrawals.............   40
                 8. PERFORMANCE.................................   41
                 9. DEATH BENEFIT...............................   42
                     When We Pay A Death Benefit................   42
                     When We Do Not Pay A Death Benefit.........   43
                     Amount of Death Benefit....................   43
                     Alternate Payment Elections................   44
                10. OTHER INFORMATION...........................   45
                     Ownership..................................   45
                     Assignment.................................   45
                     Western Reserve Life Assurance Co. of
                       Ohio.....................................   45
                     The Separate Account.......................   45
                     Voting Rights..............................   46
                     Distributor of the Contracts...............   47
                     Non-participating Contract.................   47
                     Variations in Contract Provisions..........   47
                     Year 2000 Readiness Disclosure.............   48
                     IMSA.......................................   48
                     Legal Proceedings..........................   49
                     Financial Statements.......................   49
                TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
                  INFORMATION...................................   50
                APPENDIX A
                     Condensed Financial Information............   51
                APPENDIX B
                     Historical Performance Data................   55


 2 Janus Retirement Advantage Variable Annuity

                                                  Definitions of - special terms

accumulation period              The period between the Contract Date and the
                                 maturity date while the Contract is in force.

accumulation unit value          An accounting unit of measure used to calculate
                                 subaccount values during the accumulation period.

age The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the same meaning as "attained age" in the Contract.

annuitant                        The person named in the application, or as
                                 subsequently changed, to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.

annuity value                    The sum of the separate account value and the
                                 fixed account value.

annuity unit value               An accounting unit of measure used to calculate
                                 annuity payments from certain subaccounts after the maturity date.

beneficiary(ies)                 The person(s) entitled to receive the death
                                 benefit proceeds under the Contract.


Cash Value                       The annuity value less any applicable premium
                                 taxes.

Code                             The Internal Revenue Code of 1986, as amended.

Contract Date                    The later of the date on which the initial
                                 purchase payment is received and the date that the properly completed application is received at Western Reserve's administrative office.

fixed account                    An allocation option under the Contract, other
                                 than the separate account, that provides for accumulation of purchase payments, and options for annuity payments on a fixed basis. For

                                                 Definitions of special terms  3

                                 Contracts issued in the State of Washington, the fixed account is not available for allocation of purchase payments or transfers.

fixed account value              During the accumulation period, a Contract's
                                 value allocated to the fixed account.

in force Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.

maturity date                    The date on which the accumulation period ends
                                 and annuity payments begin.

Non-Qualified Contracts          Contracts issued other than in connection with
                                 retirement plans. Non-Qualified Contracts do not qualify for special Federal income tax treatment under the Code.

owner, you, your                 The person(s) entitled to exercise all rights
                                 under the Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio                        A separate investment portfolio of the Trust.

purchase payments                Amounts paid by an owner or on the owner's
                                 behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net purchase payment" in the Contract, which means the purchase payment less any applicable premium taxes.

Qualified Contracts              Contracts issued in connection with retirement
                                 plans that qualify for special Federal income tax treatment under the Code.

separate account                 WRL Series Annuity Account B, a separate
                                 account composed of subaccounts established to


 4 Janus Retirement Advantage Variable Annuity
                                 receive and invest purchase payments not allocated to the fixed account.

separate account value           During the accumulation period, a Contract's
                                 value in the separate account, which equals the total value in each subaccount during the accumulation period.

subaccount                       A sub-division of the separate account that
                                 invests exclusively in the shares of a
                                 specified portfolio and supports the Contracts.
                                 Subaccounts corresponding to each applicable portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each applicable portfolio will hold assets after the maturity date if a variable annuity option is selected.

surrender                        The termination of a Contract at the option of
                                 the owner.

Trust Janus Aspen Series, an investment company registered with the U.S. Securities and Exchange Commission.

Valuation Date                   Each day on which the New York Stock
                                 Exchange is open for trading, except when a subaccount's corresponding portfolio does not value its shares.

Valuation Period                 The period beginning at the end of one
                                 Valuation Date and continuing to the end of the next succeeding Valuation Date.

                                                 Definitions of special terms  5

Summary -

               THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. THE ANNUITY CONTRACT

               The Janus Retirement Advantage(R) is a flexible payment variable deferred annuity contract (the "Contract") offered by Western Reserve Life Assurance Co. of Ohio (Western Reserve, we, us). It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

               The Contract allows you to direct your money into any of the 11 subaccounts. Each subaccount invests exclusively in a single portfolio of the Janus Aspen Series (the "Trust") listed in
               Section 4. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

               You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

               You can transfer money between any of the investment choices.

               The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the

 6 Janus Retirement Advantage Variable Annuity
               annuity payment option you choose, will determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

               The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time.

3. PURCHASE

               You can buy this Contract with $2,500 or more under most circumstances. You can add as little as $100 at any time during the accumulation period.

4. INVESTMENT CHOICES

               You can invest your money in any of the 11 portfolios of the Trust by directing it to the corresponding subaccount. The portfolios are described in the prospectuses for the Trust. The portfolios now available to you under the Contract are:

               11 PORTFOLIOS OF THE JANUS ASPEN SERIES

               Growth Portfolio
               Aggressive Growth Portfolio
               Capital Appreciation Portfolio
               International Growth Portfolio
               Worldwide Growth Portfolio
               Balanced Portfolio
               Equity Income Portfolio
               Growth and Income Portfolio
               Flexible Income Portfolio
               High-Yield Portfolio
               Money Market Portfolio

                                                                      Summary  7

               Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

               You can also allocate your purchase payments to the fixed account.

5. EXPENSES

               We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.

               We deduct from the daily net assets a mortality and expense risk charge of 0.50% and an administrative charge of 0.15% each year from the money you have invested in the subaccounts.

               During the accumulation period, we deduct an Annual Contract Charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. Deduction of the Annual Contract Charge is currently waived when the annuity value on the anniversary is equal to or greater than $25,000.

               We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.

               We will deduct state premium taxes, which currently range from 0% to 3.50%, if:

               - you surrender the Contract; or

               - partially withdraw its value; or

               - we pay out death benefit proceeds; or

               - you begin to receive regular annuity payments.

               We only charge you premium taxes in those states that require us to pay premium taxes.

               The portfolios deduct investment charges from amounts you have invested in the portfolios. These charges range from 0.25% to 0.75% annually, depending on the portfolio. See the prospectuses for the Trust and the Fee Table in this prospectus.

 8 Janus Retirement Advantage Variable Annuity

6. TAXES

               The Contract's earnings are generally not taxed until you take them out. For Federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% Federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income. Different tax consequences may apply for a Contract used in connection with a qualified plan.

7. ACCESS TO YOUR MONEY

               You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the Cash Value below $2,500. No withdrawals may be made from the fixed account without prior consent from us. You may also have to pay Federal income tax and a penalty tax on any money you take out. No surrender charges apply.

8. PERFORMANCE

               The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT

               If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit.

               If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries.

                                                                      Summary  9

               The death benefit will be the greater of:

               - the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; and

               - the total purchase payments you make to the Contract, less partial withdrawals.

10. OTHER INFORMATION

               RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. The amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. We determine the value of the refund as of the date we receive the returned Contract. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, or receive a different refund amount.

               WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high Federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

               ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

               - SYSTEMATIC PARTIAL WITHDRAWALS: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income, and, in certain circumstances, may be subject to penalty taxes.

 10 Janus Retirement Advantage Variable Annuity

               - SYSTEMATIC EXCHANGES: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the Money Market, Flexible Income, High-Yield subaccounts or the fixed account into your choice of subaccounts. This is also known as dollar cost averaging, a long-term investment method which provides for regular, level investments over time. Systematic Exchanges do not guarantee a profit or protect against a loss if market prices decline.

               - ASSET REBALANCING: We will automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

               - TELEPHONE TRANSACTIONS: You may make transfers, change the allocation of additional purchase payments and/or make additional purchase payments by telephone.

               These features are not available in all states and may not be suitable for your particular situation.

               Certain states place restrictions on access to the fixed account, on the death benefit calculation and on other features of the Contract. Consult your Contract form for details.

11. INQUIRIES

               If you need additional information, please contact us at:

               Western Reserve Life
               Annuity Department
               P.O. Box 9052
               Clearwater, FL 33758-9052
               1-800-504-4440

                                                                     Summary  11

Annuity contract - fee table

   -------------------------------------------------------------------------------------
                                                   SEPARATE ACCOUNT ANNUAL EXPENSES
        Owner Transaction Expenses            (as a percentage of average account value)
   -------------------------------------------------------------------------------------
   Sales Load On Purchase Payments..None      Mortality and Expense Risk Charge.. 0.50%
   Maximum Withdrawal Charge........None      Administrative Charge.............. 0.15%
   Transfer Charge.............$10 after                                          -----
   12 per Contract year                       TOTAL SEPARATE ACCOUNT  ANNUAL
                                              EXPENSES........................... 0.65%
   -------------------------------------
   OTHER EXPENSES
   -------------------------------------
   Annual Contract Charge*.......$30 per
   Contract Year
   * We waive the Annual Contract Charge
     when the annuity value on the
     anniversary is equal to or greater
     than $25,000.
   -------------------------------------------------------------------------------------

                                    PORTFOLIO ANNUAL EXPENSES(1)
                              (as a percentage of average net assets)
   ----------------------------------------------------------------------------------------------
                                                                                    Total Annual
                                                     Total Annual                     Portfolio
                                                      Portfolio          Total        Operating
                                                  Operating Expenses    Waivers     Expenses with
    Janus Aspen Series    Management    Other     Without Waivers or      And        Waivers or
        Portfolios           Fee       Expenses       Reductions       Reductions   Reductions(2)
   ----------------------------------------------------------------------------------------------
   Growth                    0.72%       0.03%           0.75%            0.07%         0.68%
   Aggressive Growth         0.72%       0.03%           0.75%             N/A          0.75%
   Capital Appreciation      0.75%       0.22%           0.97%            0.05%         0.92%
   International Growth      0.75%       0.20%           0.95%            0.09%         0.86%
   Worldwide Growth          0.67%       0.07%           0.74%            0.02%         0.72%
   Balanced                  0.72%       0.02%           0.74%             N/A          0.74%
   Equity Income             0.75%       1.11%           1.86%            0.61%         1.25%
   Growth and Income(3)      0.75%       2.31%           3.06%            1.81%         1.25%
   Flexible Income           0.65%       0.08%           0.73%             N/A          0.73%
   High-Yield                0.75%       1.36%           2.11%            1.11%         1.00%
   Money Market              0.25%       0.09%           0.34%             N/A          0.34%
   ----------------------------------------------------------------------------------------------



(1) The fee table information relating to the Janus portfolios is for 1998 and was provided to Western Reserve by the Trust. Western Reserve has not independently verified such information.

(2) All portfolio expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Janus Capital has agreed to continue the waivers and fee reductions until at least the next annual renewal of the advisory agreements.

(3) Because Growth and Income commenced operations on May 1, 1998, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.


 12 Janus Retirement Advantage Variable Annuity

                                                                       - Example


               You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.



   -----------------------------------------------------------------------------------------
                                                If the Contract is surrendered or annuitized
                                                  at the end of the applicable time period
                   Subaccounts                  1 Year     3 Years     5 Years     10 Years
   -----------------------------------------------------------------------------------------
   Growth                                         $14        $43         $ 74        $164
   Aggressive Growth                              $15        $46         $ 80        $175
   Capital Appreciation                           $16        $51         $ 88        $192
   International Growth                           $16        $50         $ 86        $187
   Worldwide Growth                               $15        $45         $ 78        $171
   Balanced                                       $15        $46         $ 79        $174
   Equity Income                                  $20        $62         $106        $229
   Growth and Income                              $20        $62         $106        $229
   Flexible Income                                $15        $46         $ 79        $172
   High-Yield                                     $17        $54         $ 93        $202
   Money Market                                   $11        $33         $ 58        $128
   -----------------------------------------------------------------------------------------



              The table above will help you understand the costs of investing in the subaccounts. The table reflects the 1998 expenses of the portfolios of the Trust and the subaccount fees and charges without waivers or reductions. The table does not reflect premium taxes which may range up to 3.5%, depending on the jurisdiction.

               THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND DOES NOT REPRESENT PAST OR FUTURE ANNUAL RETURNS. ACTUAL RETURNS MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

               In this example, the $30 Annual Contract Charge is reflected as a charge of 0.06% based on an average Contract value of $50,087.


               There is a financial history of each subaccount in Appendix A to this prospectus. See Appendix A - Condensed Financial Information.

                                                                     Example  13

1. The annuity - contract

               This prospectus describes the Janus Retirement Advantage Variable Annuity Contract offered by Western Reserve.

               An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See
               Section 2.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

               The Contract is a flexible purchase variable annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

               It is a "flexible purchase" Contract because after you purchase it, you can generally make additional investments of $100 or more, until the maturity date. But you are not required to make any additional investments.

               The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your Contract also depends upon the investment performance of your investment choices for the income phase.

               The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

 14 Janus Retirement Advantage Variable Annuity

               2. Annuity - payments
               (the income phase)

               You choose the date when annuity payments under the Contract start. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The latest annuity maturity date is the Contract month following the month in which the annuitant reaches age 90.

               ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

               If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date.

               Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date, you can change the annuitant or add a joint annuitant, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.

               SUPPLEMENTAL CONTRACT. Once you annuitize and you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

               ANNUITY PAYMENT OPTIONS

               The Contract provides five annuity payment options that are described below. You can choose to receive payments monthly, quarterly, semi-annually, or annually.

                                      2. Annuity payments (the income phase)  15

               We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $100, then we will pay you the annuity proceeds in one lump sum.

               FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on five things:

               - The amount of the annuity proceeds on the maturity date;

               - The gender of the annuitant;

               - The age of the annuitant or beneficiary;

               - The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

               - The specific payment option you choose.

               We may, in our discretion, increase the amount of a payment once payments begin.

               VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the amount of the next variable annuity payment will remain equal. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than

 16 Janus Retirement Advantage Variable Annuity
               the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge and the administrative charge) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information or how variable annuity income payments are determined, see the SAI.

               The annuity payment options are explained below. Options A, B, and C are fixed only. Options D and E are variable only.

               FIXED ANNUITY OPTIONS

               PAYMENT OPTION A - FIXED INSTALLMENTS: We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

               PAYMENT OPTION B - LIFE INCOME - FIXED PAYMENTS:

               - No Period Certain - We will make level payments only during the annuitant's lifetime; or

               - 10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or ten years; or

               - Guaranteed Return of Annuity Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

               PAYMENT OPTION C - JOINT AND SURVIVOR LIFE INCOME - FIXED
               PAYMENTS:

               - We will make level payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.

                                      2. Annuity payments (the income phase)  17

               VARIABLE ANNUITY OPTIONS

               PAYMENT OPTION D - VARIABLE LIFE INCOME: The annuity proceeds are used to purchase annuity units of the subaccounts you select. You may choose between:

               - No Period Certain - We will make variable payments only during the annuitant's lifetime; or

               - 10 Years Certain - We will make variable payments for the longer of the annuitant's lifetime or ten years.

               PAYMENT OPTION E - VARIABLE JOINT AND SURVIVOR LIFE INCOME:

               - We will make variable payments during the joint lifetime of the annuitant and a co-annuitant of your choice. Payments will be made as long as either person is living.

               NOTE CAREFULLY:

               IF:

               - you choose Life Income with No Period Certain or a Joint and
                 Survivor Life Income (fixed or variable); and

               - the annuitant(s) dies before the due date of the second annuity payment;

               THEN:

               - we may make only one annuity payment.

               IF:

               - you choose Fixed Installments, Life Income with 10 years
                 Certain or Guaranteed Return of Annuity Proceeds; and

               - the person receiving payments dies prior to the end of the guaranteed period;

               THEN:

               - the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

 18 Janus Retirement Advantage Variable Annuity

               We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep Western Reserve informed of the payee's current address of record.

                                      2. Annuity payments (the income phase)  19

3. - Purchase

               CONTRACT ISSUE REQUIREMENTS

               Western Reserve will issue a Contract

               IF:

               - we receive the information we need to issue the Contract;

               - we receive a minimum initial purchase payment; and

               - you are age 85 or younger.

               PURCHASE PAYMENTS

               You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to the administrative office. Your check or draft must be honored in order for Western Reserve to pay any associated payments and benefits due under the Contract.

               INITIAL PURCHASE REQUIREMENTS

               The initial purchase payment for most Contracts must be at least $2,500. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit it as soon as we receive all necessary application information.

               The date on which we credit your initial purchase payment to your Contract is the Contract Date. The Contract Date is used to determine Contract years, Contract months and Contract anniversaries.


               You may wire your initial purchase payment to us. You must send an application by facsimile ("faxed application") at the same time that you send the wire transfer. The faxed application should be faxed to 1-727-299-1620.


 20 Janus Retirement Advantage Variable Annuity

               We will follow the same procedures for completing your application and crediting your initial purchase payment as are discussed above. When the faxed application contains all the information we need to issue your Contract and credit your payment, but you did not sign the faxed application, we will issue your Contract and credit your payment according to the allocation instructions you specified in the faxed application. We will also send you a new application for your signature that will contain all the information on the faxed application. You must sign the new application and return it to us.

               If the allocation instructions on the signed application you returned to us do not match the instructions on the faxed application, we will reallocate your annuity value to fit the allocation instructions on the signed application. We will effect the reallocation at the accumulation unit value next determined after we receive the signed application.


               If you wish to make payments by bank wire, you should instruct your bank to wire Federal Funds to us. Please contact us at 1-800-504-4440 for complete wire instructions.

               We may reject any application or purchase payments for any reason permitted by law.

               ADDITIONAL PURCHASE PAYMENTS

               You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. Additional purchase payments must be at least $100 ($1,000 if by wire). We will credit additional purchase payments to your Contract as of the business day we receive your purchase payment and required information.

               MAXIMUM ANNUAL PURCHASE PAYMENTS

               We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval.

                                                                 3. Purchase  21

               ALLOCATION OF PURCHASE PAYMENTS

               When you purchase a Contract, we will allocate your purchase payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We may in the future require that you allocate at least 10% of each payment to any particular investment choice. No fractional percentages are permitted. We will allocate additional purchase payments the same way, unless you request a different allocation.

               You may change allocations for future additional purchase payments by sending written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to purchase payments received after the date we receive the change request.

               You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objective may change.

               ANNUITY VALUE

               You should expect your annuity value to change from Valuation Period to Valuation Period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A Valuation Period begins at the close of business on each business day and ends at the close of business on the next succeeding business day. A business day is any day the New York Stock Exchange is open. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. We observe the same holidays as the New York Stock Exchange.

               ACCUMULATION UNITS

               We measure the value of your Contract during the accumulation period by using a unit called an accumulation unit. During the income phase, we call the unit an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many

 22 Janus Retirement Advantage Variable Annuity
               accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that business day. If you withdraw or transfer out of a subaccount, or if we assess a transfer or Annual Contract Charge, we subtract accumulation units from the subaccounts using the same method.

               Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each business day. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

                                                                 3. Purchase  23

4. Investment - choices

               THE SEPARATE ACCOUNT

               The separate account currently consists of eleven subaccounts.

               JANUS ASPEN SERIES

               Each subaccount invests exclusively in one portfolio of the Trust. Janus Capital serves as the investment adviser to each portfolio. The portfolios are listed below.

               Growth Portfolio
               Aggressive Growth Portfolio
               Capital Appreciation Portfolio
               International Growth Portfolio
               Worldwide Growth Portfolio
               Balanced Portfolio
               Equity Income Portfolio
               Growth and Income Portfolio
               Flexible Income Portfolio
               High-Yield Portfolio
               Money Market Portfolio


               The general public may not purchase these portfolios. Their investment objective and policies may be similar to other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to those of the portfolios offered by this prospectus.


               THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE. MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE TRUST'S CURRENT PROSPECTUS, WHICH IS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUS FOR THE TRUST CAREFULLY BEFORE YOU INVEST.

               THE FIXED ACCOUNT

               Purchase payments allocated and amounts transferred to the fixed account become part of the general account of Western Reserve.

 24 Janus Retirement Advantage Variable Annuity

               Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

               We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We established the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.

               If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

               When you request a transfer or partial withdrawal from the fixed account, we will account for it on a last-in, first-out ("LIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the most recent money you have put in the fixed account.

               Washington State residents: The fixed account is NOT available to you. You may not direct any money to the fixed account or transfer any of your Contract's value into the fixed account.

               TRANSFERS

               During the accumulation period, you may make transfers from any subaccount as often as you wish. However, we will not permit

                                                       4. Investment choices  25
               you to make transfers if you have elected Systematic Exchanges, asset rebalancing or systematic withdrawals.

               Transfers from the fixed account are allowed once each Contract year. You may transfer the entire dollar amount in the fixed account. We may, in the future, limit the amount you can transfer out of the fixed account to the greater of: (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.

               Washington State residents: You may NOT transfer any of your Contract's value into the fixed account.

               Transfers may be made by telephone, subject to limitations described below under "Telephone Transactions."

               If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

               The Contract's transfer privilege is not intended to afford Contract owners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at lease 30 days apart) from each portfolio, except from the Money Market portfolio. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations or a series of movements between portfolios. We will not limit non-substantive transfers.

               We may, at any time, no longer permit transfers, modify our procedures, or limit the number of transfers we permit. We will ordinarily execute transfers and determine all values in connection with transfers at the end of the business day during which we receive the transfer request.

 26 Janus Retirement Advantage Variable Annuity

               SYSTEMATIC EXCHANGES

               Systematic Exchanges allows you to systematically transfer a specific amount each month from the Money Market subaccount, the Flexible Income subaccount, the High-Yield subaccount, the fixed account, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, each transfer must be at least $100. To qualify, a minimum of $2,500 must be in each subaccount from which we make the transfer. There is no charge for this program. These transfers do count towards the twelve free transfers allowed during each Contract year.

               By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. It does not guarantee a profit and it does not protect you from loss if market prices decline.

               We reserve the right to discontinue offering Systematic Exchanges 30 days after we send notice to you. Systematic Exchanges is not available if you have elected systematic partial withdrawals.

               ASSET REBALANCING PROGRAM

               During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in Systematic Exchanges, systematic partial withdrawals or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

               To qualify for asset rebalancing, a minimum annuity value of $2,500 for an existing Contract, or a minimum initial purchase payment of $2,500 for a new Contract is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

                                                       4. Investment choices  27

               Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

               We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

               TELEPHONE TRANSACTIONS

               You may make additional purchase payments, transfers and change the allocation of additional purchase payments by telephone

               IF:

               - you complete the appropriate form; or

               - you later request telephone transfers in writing.

               When you make an additional purchase by telephone, we will automatically debit your predesignated bank account for the requested amount. Call 1-800-504-4440 to request the proper form to be completed.

               To make telephone transfers, call 1-800-504-4440. You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

               Telephone requests must be received before 4:00 P.M. Eastern time to assure same-day pricing of the transaction. We may discontinue this option at any time.

 28 Janus Retirement Advantage Variable Annuity

                                                                   5. - Expenses

               There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract.

               SURRENDERS AND PARTIAL WITHDRAWALS

               During the accumulation period, you can withdraw part or all of the Cash Value. Cash Value is the annuity value less any premium taxes. No surrender charges apply.

               MORTALITY AND EXPENSE RISK CHARGE

               We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the Contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 0.50% of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the annuity period (the income phase).

               If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

               ADMINISTRATIVE CHARGE

               We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the annuity period (the income phase). This charge is guaranteed not to be increased.

               ANNUAL CONTRACT CHARGE

               We deduct an Annual Contract Charge of $30 from your annuity value on each Contract anniversary and at surrender. We deduct

                                                                 5. Expenses  29
               the charge to cover our costs of administering the Contract. This charge is currently waived when the annuity value on the anniversary is equal to or greater than $25,000. We reserve the right to modify this waiver upon 30 days written notice to you.

               PREMIUM TAXES

               Some states assess premium taxes on the purchase payments you make. Currently, we do not deduct for these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the annuity value when:

               - you elect to begin receiving annuity payments;

               - you surrender the Contract;

               - you request a partial withdrawal; or

               - a death benefit is paid.

               Generally, premium taxes range from 0% to 3.50%, depending on the state.

               FEDERAL, STATE AND LOCAL TAXES

               We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

               TRANSFER CHARGE

               You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Systematic Exchange transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

 30 Janus Retirement Advantage Variable Annuity

               PORTFOLIO MANAGEMENT FEES

               The value of the assets in each subaccount is reduced by the fees and expenses paid by the portfolios of the Trust. A description of these expenses is found in the "Fee Table" section of this prospectus and in the Trust's prospectus.

                                                                 5. Expenses  31

6. - Taxes

               NOTE: WESTERN RESERVE HAS PREPARED THE FOLLOWING INFORMATION ON FEDERAL INCOME TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR ABOUT YOUR OWN CIRCUMSTANCES. WE BELIEVE THAT THE CONTRACT QUALIFIES AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES AND THE FOLLOWING DISCUSSIONS ASSUMES IT SO QUALIFIES. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

               ANNUITY CONTRACTS IN GENERAL

               Deferred annuity Contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

               Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract - Qualified or Non-Qualified (discussed below).

               You will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as annuity payments.

               When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

               QUALIFIED AND NON-QUALIFIED CONTRACTS

               If you purchase the Contract under an individual retirement annuity, your Contract is referred to as a Qualified Contract.

               If you purchase the Contract as an individual and not under a Qualified Contract, your Contract is referred to as a Non-Qualified Contract.

 32 Janus Retirement Advantage Variable Annuity

               A Qualified Contract may be used in connection with the following plans:

               - INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

               There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a Qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

               WITHDRAWALS - NON-QUALIFIED CONTRACTS

               If you make a withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. Different rules apply for annuity payments.

               The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

               - paid on or after the taxpayer reaches age 59 1/2;

               - paid after the taxpayer dies;

               - paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

               - paid in a series of substantially equal payments made annually
                 (or more frequently) under a lifetime annuity;

               - paid under an immediate annuity; or

                                                                    6. Taxes  33

               - which come from purchase payments made prior to August 14,
                 1982.

               WITHDRAWALS - QUALIFIED CONTRACTS

               The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern with respect to Qualified Contracts, including rules restricting the time when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts withdrawn from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

               DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

               The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. A Non-Qualified Contract must meet certain distribution requirements upon an owner's death in order to be treated as an annuity Contract. A Qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.

               MULTIPLE CONTRACTS

               All Non-Qualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

 34 Janus Retirement Advantage Variable Annuity

               PARTIAL WITHDRAWALS AND SURRENDERS - QUALIFIED CONTRACTS

               In the case of a partial withdrawal, systematic partial withdrawal, or surrender distributed to a participant or beneficiary under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

               Generally, in the case of a partial withdrawal, systematic partial withdrawal, or surrender under a Non-Qualified Contract before the maturity date, amounts received are first treated as taxable income to the extent that the annuity value immediately before the partial withdrawal, systematic partial withdrawal, or surrender exceeds the "investment in the contract" at that time. Any additional amount partially withdrawn, applied to a systematic partial withdrawal or surrender is not taxable. In the event of a partial withdrawal or systematic partial withdrawal from, or surrender of, a Non-Qualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

               Assignment of Non-Qualified Contracts are taxed in the same manner as withdrawals from such Contracts.

               TAXATION OF DEATH BENEFIT PROCEEDS

               We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includible in the income of the recipient:

               - if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

                                                                    6. Taxes  35

               - if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

               For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includible in gross income.

               ANNUITY PAYMENTS

               Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includible in your gross income.

               In general, the excludible portion of each annuity payment you receive will be generally determined as follows:

               - Fixed payments - by dividing the "investment in the contract"
                 on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

               - Variable payments - by dividing the "investment in the
                 contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

               The remainder of each annuity payment is includible in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includible in gross income.

               If you select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

 36 Janus Retirement Advantage Variable Annuity

               If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

               TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

               If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

               POSSIBLE TAX LAW CHANGES

               Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Contract.

                                                                    6. Taxes  37

7. Access - to your money

               SURRENDERS AND WITHDRAWALS

               You can have access to the money in your Contract in several ways:

               - by making a withdrawal (either a complete surrender or partial withdrawal); or

               - by taking annuity payments.

               If you want to completely surrender your Contract, you will receive your Cash Value, which equals the annuity value of your Contract minus:

               - premium taxes; and

               - the Annual Contract Charge.

               No partial withdrawal is permitted if the withdrawal would reduce the Cash Value below $2,500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the Cash Value.

               Remember that any withdrawal you take will reduce the annuity value, and might reduce the amount of the death benefit. See
               Section 9, Death Benefit, for more details. Income taxes, Federal tax penalties and certain restrictions may apply to any withdrawals you make.

               We must receive a properly completed surrender request which must contain your original signature. We will accept faxed requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record.

               When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or surrender payment, we will deduct that charge from the payment. We charge $15 for a wire transfer and $20 for an overnight delivery.

               For your protection, we will require a signature guarantee for:

               - all requests for partial withdrawals or surrenders over
                 $500,000; or

 38 Janus Retirement Advantage Variable Annuity

               - where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record.

               All signature guarantees must be made by:

               - a national or state bank;

               - a member firm of a national stock exchange; or

               - any institution that is an eligible guarantor under SEC rules and regulations.

               If the Contract's owner is not an individual, additional information may be required. If you own a Qualified Contract, the tax code may require your spouse to consent to any withdrawal. For more information, call us at 1-800-504-4440.

               DELAY OF PAYMENT AND TRANSFERS

               Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a Non-Qualified Contract, will generally occur within seven business days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

               - the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or

               - an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

               - the SEC permits a delay for the protection of owners.

               In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

               Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals and surrenders from the fixed account for up to six months.

                                                     7. Access to your money  39

               SYSTEMATIC PARTIAL WITHDRAWALS

               You can elect to receive regular payments from your Contract by using systematic partial withdrawals. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200. Your Cash Value must equal at least $25,000. No systematic partial withdrawals are permitted from the fixed account.

               You may stop systematic partial withdrawals at any time. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you notice. Systematic partial withdrawals are not available if you have elected Systematic Exchanges or the asset rebalancing program.

               Income taxes, Federal tax penalties and other restrictions may apply to any systematic withdrawal you receive.

 40 Janus Retirement Advantage Variable Annuity

                                                                8. - Performance

               Western Reserve periodically advertises performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

               First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, the administrative charge, and the Annual Contract Charge. These figures are based on the actual historical performance of the subaccounts since their inception.

               Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standard performance data if it is accompanied by standard total return data.

               Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

               Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

               Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

                                                              8. Performance  41

9. Death - benefit

               We will pay a death benefit to your beneficiary, under certain circumstances, if you are an owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

               WHEN WE PAY A DEATH BENEFIT

               BEFORE THE MATURITY DATE

               We will pay a death benefit to your beneficiary

               IF:

               - you are both the annuitant and the owner of the Contract; and

               - you die before the maturity date.

               If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.

               Distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.

               AFTER THE MATURITY DATE

               The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected.

               IF:

               - you are not the annuitant; and

               - you die on or after the maturity date; and

               - the entire interest in the Contract has not been paid to you;

               THEN:

               - any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.

 42 Janus Retirement Advantage Variable Annuity

               WHEN WE DO NOT PAY A DEATH BENEFIT

               NO DEATH BENEFIT IS PAID IN THE FOLLOWING CASES:

               IF:

               - you are not the annuitant; and

               - the annuitant dies prior to the maturity date;

               THEN:

               - you will become the new annuitant and the Contract will
                 continue.

               IF:

               - you are not the annuitant; and

               - an owner dies prior to the maturity date;

               THEN:

               - the new owner must surrender the Contract for the annuity value within five years of your death.

               NOTE CAREFULLY. If the owner does not name a successor owner, the owner's estate will become the new owner.

               AMOUNT OF DEATH BENEFIT

               Death benefit provisions may differ from state to state. The death benefit will be the greater of:

               - the value of your Contract on the date we receive proof of death and your beneficiary's election regarding payment; or

               - the total purchase payments you make to the Contract, less partial withdrawals.

                                                            9. Death benefit  43

               ALTERNATE PAYMENT ELECTIONS

               The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:

               1. within 5 years of the date of your death;

               2. over a specific number of years, not to exceed the
                  beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or

               3. under a life annuity payout option, with payments starting within one year of the annuitant's death.

               If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to option 1 above. See the SAI for more details.

 44 Janus Retirement Advantage Variable Annuity

                                                         10. Other - information

               OWNERSHIP

               You, as owner of the Contract, exercise all rights under the Contract. You can change the owner at any time by notifying Western Reserve in writing. An ownership change may be a taxable event.

               ASSIGNMENT

               You can also assign the Contract any time during your lifetime. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a Qualified Contract.

               WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

               Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned by AEGON USA, Inc. (AEGON
               USA), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

               THE SEPARATE ACCOUNT

               Western Reserve established a separate account, called the WRL Series Annuity Account B, under the laws of the State of Ohio on May 24, 1993. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund

                                                       10. Other information  45
               portfolio. Currently, there are 11 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and we reserve the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

               The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.

               The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

               Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

               VOTING RIGHTS


               2Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same


 46 Janus Retirement Advantage Variable Annuity
               proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

               DISTRIBUTOR OF THE CONTRACTS

               AFSG Securities Corporation is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD").

               There are no sales commissions payable upon the sale of Contracts. The offering of Contracts will be made on a continuous basis.

               NON-PARTICIPATING CONTRACT

               The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

               VARIATIONS IN CONTRACT PROVISIONS

               Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

               Washington State residents: The fixed account is NOT available to you. You may not direct any money to the fixed account or transfer any money to the fixed account.

                                                       10. Other information  47

               YEAR 2000 READINESS DISCLOSURE

               In May 1996, Western Reserve adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of Western Reserve's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as we continue with the validation of our mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, we have undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the Year 2000 date change.

               As of the date of this Prospectus, Western Reserve has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

               The actions taken by management under the Year 2000 Project Plan are intended to significantly reduce Western Reserve's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, our ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

               This statement is a Year 2000 Readiness Disclosure pursuant to
               Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1 (1998).

               IMSA

               We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising and servicing of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

 48 Janus Retirement Advantage Variable Annuity

               LEGAL PROCEEDINGS

               Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Western Reserve believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG Securities Corporation, the principal underwriter for the Contracts, or Western Reserve.

               FINANCIAL STATEMENTS

               Financial Statements of Western Reserve and the separate account are included in the SAI.

                                                       10. Other information  49

Table of - contents of the statement
           of additional information

               Definitions of Special Terms
               The Contract - General Provisions
               Certain Federal Income Tax Consequences
               Investment Experience
               Historical Performance Data
               Published Ratings
               Administration
               Records and Reports
               Distribution of the Contracts
               Other Products
               Custody of Assets
               Legal Matters
               Independent Accountants
               Other Information
               Financial Statements

               Inquiries and requests for a SAI should be directed to:

               Western Reserve Life
               Attention: Annuity Department
               P.O. Box 9052
               Clearwater, Florida 33758-9052
               1-800-504-4440

 50 Janus Retirement Advantage Variable Annuity

                                                                    Appendix - A

CONDENSED FINANCIAL INFORMATION

   -----------------------------------------------------------------------------------------
                                         GROWTH SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.350             100.000
   12/31/94                                 $10.350             $10.547         451,117.958
   12/31/95                                 $10.547             $13.613         743,809.909
   12/31/96                                 $13.613             $16.010       1,042,859.684
   12/31/97                                 $16.010             $19.524       1,514,530.379
   12/31/98                                 $19.524             $26.315       1,652,701.845
   -----------------------------------------------------------------------------------------


   -----------------------------------------------------------------------------------------
                                   AGGRESSIVE GROWTH SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $11.805             100.000
   12/31/94                                 $11.805             $13.617         354,557.639
   12/31/95                                 $13.617             $17.213         678,636.237
   12/31/96                                 $17.213             $18.449       1,020,107.090
   12/31/97                                 $18.449             $20.651         984,381.141
   12/31/98                                 $20.651             $27.546         883,037.839
   -----------------------------------------------------------------------------------------


   -----------------------------------------------------------------------------------------
                                    WORLDWIDE GROWTH SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $11.910             100.000
   12/31/94                                 $11.910             $11.991         561,882.376
   12/31/95                                 $11.991             $15.144         732,914.024
   12/31/96                                 $15.144             $19.402       1,211,235.201
   12/31/97                                 $19.402             $23.547       1,875,176.146
   12/31/98                                 $23.547             $30.160       1,941,625.844
   -----------------------------------------------------------------------------------------

                                                                  Appendix A  51

   -----------------------------------------------------------------------------------------
                                  INTERNATIONAL GROWTH SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   5/2/94(1)-12/31/94                       $10.000             $ 9.665          93,520.075
   12/31/95                                 $ 9.665             $11.801         135,202.435
   12/31/96                                 $11.801             $15.785         390,010.601
   12/31/97                                 $15.785             $18.585         821,409.199
   12/31/98                                 $18.585             $21.647         671,555.731
   -----------------------------------------------------------------------------------------


   -----------------------------------------------------------------------------------------
                                        BALANCED SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.720             100.000
   12/31/94                                 $10.720             $10.720         201,716.082
   12/31/95                                 $10.720             $13.264         247,488.141
   12/31/96                                 $13.264             $15.301         348,749.461
   12/31/97                                 $15.301             $18.562         608,080.467
   12/31/98                                 $18.562             $24.764         733,116.706
   -----------------------------------------------------------------------------------------


   -----------------------------------------------------------------------------------------
                                    FLEXIBLE INCOME SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   9/13/93(1)-12/31/93                      $10.000             $10.070             100.000
   12/31/94                                 $10.070             $ 9.895          90,218.877
   12/31/95                                 $ 9.895             $12.152         200,443.851
   12/31/96                                 $12.152             $13.175         166,841.253
   12/31/97                                 $13.175             $14.629         250,305.069
   12/31/98                                 $14.629             $15.858         427,644.390
   -----------------------------------------------------------------------------------------

 52 Janus Retirement Advantage Variable Annuity

   -----------------------------------------------------------------------------------------
                                      MONEY MARKET SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   5/1/95(1)-12/31/95                       $10.000             $10.303         167,435.066
   12/31/96                                 $10.303             $10.744         567,317.336
   12/31/97                                 $10.744             $11.226         656,381.666
   12/31/98                                 $11.226             $11.752       1,395,441.856
   -----------------------------------------------------------------------------------------


   -----------------------------------------------------------------------------------------
                                       HIGH-YIELD SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   5/1/96(1)-12/31/96                       $10.000             $11.191          58,905.138
   12/31/97                                 $11.191             $12.895         225,866.419
   12/31/98                                 $12.895             $12.973         229,600.091
   -----------------------------------------------------------------------------------------



   -----------------------------------------------------------------------------------------
                                  CAPITAL APPRECIATION SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   5/1/97(1)-12/31/97                       $10.000             $12.605         209,216.685
   12/31/98                                 $12.605             $19.801         714,666.508
   -----------------------------------------------------------------------------------------



   -----------------------------------------------------------------------------------------
                                     EQUITY INCOME SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                Number of
                                                                               Accumulation
                                         Accumulation        Accumulation         Units
                                         Unit Value at       Unit Value at    Outstanding at
                                      Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   5/1/97(1)-12/31/97                       $10.000             $13.412         227,237.196
   12/31/98                                 $13.412             $19.487         462,715.096
   -----------------------------------------------------------------------------------------


                                                                  Appendix A  53

   -----------------------------------------------------------------------------------------
                                   GROWTH AND INCOME SUBACCOUNT
   -----------------------------------------------------------------------------------------
                                                                                 Number of
                                                                               Accumulation
                                                                                   Units
                                          Accumulation        Accumulation      Outstanding
                                          Unit Value at       Unit Value at         at
                                       Beginning of Period    End of Period    END OF PERIOD
   -----------------------------------------------------------------------------------------
   5/1/98(1)-12/31/98                        $10.000             $11.928        359,656.882
   -----------------------------------------------------------------------------------------



(1) Commencement of operations of these subaccounts.


 54 Janus Retirement Advantage Variable Annuity

                                                                    Appendix - B

HISTORICAL PERFORMANCE DATA

               STANDARDIZED PERFORMANCE DATA

               Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


               MONEY MARKET SUBACCOUNT. The yield of the Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1998, the yield of the Money Market subaccount was 4.20%, and the effective yield was 4.29%.

               OTHER SUBACCOUNTS. The yield of a subaccount (other than the Money Market subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

               The total return of a subaccount assumes that an investment has been held in the subaccount for various periods of time including a period measured from the date the subaccount began operations. When a subaccount has been in operation for 1, 3, 5, and 10 years, the total return for these periods will be provided. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.


                                                                  Appendix B  55

               The yield and total return calculations are not reduced by any premium taxes. For additional information regarding yields and total returns, please see the SAI.


               Based on the method of calculation described in the SAI, the standard average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and three year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions of 0.50% for the mortality and expense risk charge, 0.15% for the administrative charge and the $30 Annual Contract Charge. (Based on an average Contract size of $50,087, the Annual Contract Charge translates into a charge of 0.06%.)



   ---------------------------------------------------------------------------------------
                                             TABLE 1
                    STANDARD AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                            (Total Subaccount Annual Expenses: 0.65%)
   ---------------------------------------------------------------------------------------
                           1 Year     3 Years     5 Years      Inception of     Subaccount
                           Ended       Ended       Ended      the Subaccount    Inception
        Subaccount        12/31/98    12/31/98    12/31/98     to 12/31/98         Date
   ---------------------------------------------------------------------------------------
   Growth                  34.70%      24.50%      20.45%         19.95%         9/13/93
   Aggressive Growth       33.31%      16.90%      18.40%         20.99%         9/13/93
   Worldwide Growth        28.01%      25.73%      20.35%         23.08%         9/13/93
   Balanced                33.34%      23.06%      18.16%         18.59%         9/13/93
   Flexible Income          8.34%       9.21%       9.44%          9.02%         9/13/93
   International Growth    16.41%      22.34%         N/A         17.92%          5/2/94
   Money Market*            4.62%       4.42%         N/A          4.43%          5/1/95
   High-Yield               0.55%         N/A         N/A         10.18%          5/1/96
   Capital Appreciation    57.00%         N/A         N/A         50.51%          5/1/97
   Equity Income           45.21%         N/A         N/A         49.07%          5/1/97
   Growth and Income          N/A         N/A         N/A         19.21%          5/1/98
   ---------------------------------------------------------------------------------------



* Yield more closely reflects the current earnings of the Money Market subaccount than its total return.


 56 Janus Retirement Advantage Variable Annuity

               NON-STANDARDIZED PERFORMANCE DATA

               In addition to the standard data discussed above, similar performance data for other periods may also be shown.

               We may from time to time also disclose average annual total return or other performance data in non-standard formats for the subaccounts. The non-standard performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

               All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please see the SAI.


                                                                  Appendix B  57

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 58 Janus Retirement Advantage Variable Annuity